Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	R$ 838,484	R$ 1,867,485
Financial investments	2,426,752	1,677,873
Trade receivables	3,584,287	3,062,574
Accounts receivable from related parties	261,280	205,793
Inventories	86,008	124,247
Restricted cash	54,944	37,474
Recoverable taxes	494,647	242,906
Other assets	37,048	66,312
Total current assets	7,783,450	7,284,664
Noncurrent
Trade receivables	272,436	215,234
Accounts receivable from related parties	935,272	950,950
Escrow deposits	130,979	170,093
Deferred income tax and social contribution	98,076
Water and Basic Sanitation National Agency – ANA	2,673	9,193
Other assets	159,017	146,362
Investments	161,863	110,765
Investment properties	46,678	46,726
Contract assets	7,393,096	8,613,968
Intangible assets	44,012,858	39,320,871
Property, plant and equipment	474,559	338,939
Total noncurrent assets	53,687,507	49,923,101
Total assets	61,470,957	57,207,765
Current
Trade payables and contractors	456,215	430,946
Borrowings and financing	2,616,406	2,245,960
Labor and social obligations	807,440	498,504
Taxes and contributions	511,972	293,461
Interest on capital	837,391	741,725
Provisions	1,064,367	924,038
Services payable	750,732	723,242
Public-Private Partnership - PPP	487,926	222,413
Program Contract Commitments	21,969	100,188
Other liabilities	853,424	476,865
Total current liabilities	8,407,842	6,657,342
Noncurrent
Borrowings and financing	16,919,944	16,712,711
Deferred income tax and social contribution		189,278
Deferred Cofins and PASEP	164,097	159,723
Provisions	762,065	686,746
Pension plan obligations	2,142,871	2,150,191
Public-Private Partnership - PPP	2,798,688	2,736,768
Program Contract Commitments	12,047	12,197
Other liabilities	406,027	569,276
Total non-current liabilities	23,205,739	23,216,890
Total liabilities	31,613,581	29,874,232
Equity
Capital stock	15,000,000	15,000,000
Earnings reserves	14,711,014	12,155,890
Other comprehensive income	146,362	177,643
Total equity	29,857,376	27,333,533
Total equity and liabilities	R$ 61,470,957	R$ 57,207,765